Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Boyar Value Fund Inc
Entity Central Index Key	0001041003
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000030254
Shareholder Report [Line Items]
Fund Name	Boyar Value Fund, Inc.
Class Name	Class A
Trading Symbol	BOYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Boyar Value Fund, Inc. for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.boyarassetmanagement.com/individual-investors-boyar-value-fund. You can also request this information by contacting us at 1-800-266-5566.
Additional Information Phone Number	1-800-266-5566
Additional Information Website	https://www.boyarassetmanagement.com/individual-investors-boyar-value-fund
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.75% [1]
AssetsNet	$ 19,833,644
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 45,214
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,833,644
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$45,214
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Money Market Funds	0.6%
Industrials	2.2%
Consumer Staples	2.7%
Health Care	5.5%
Technology	12.8%
Communications	13.3%
Financials	28.7%
Consumer Discretionary	34.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ameriprise Financial, Inc.	8.8%
Home Depot, Inc. (The)	7.6%
Madison Square Garden Sports Corporation	7.3%
Microsoft Corporation	7.3%
JPMorgan Chase & Company	7.1%
Bank of New York Mellon Corporation (The)	6.8%
Bank of America Corporation	6.0%
Uber Technologies, Inc.	5.4%
Atlanta Braves Holdings, Inc., Series C	5.1%
Cisco Systems, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

[1]	Annualized